Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Commitments and Contingencies

24. Commitments and Contingencies

Commitments

The Group leases its offices and facilities under non-cancelable operating lease agreements. Rental expenses were RMB35,788,  RMB34,090 and RMB39,581 for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2018, future minimum lease commitments, all under office and facilities non-cancelable operating lease agreements, were as follows:

Office and facilities
RMB
2019	33,740
2020	19,554
2021	12,507
2022	2,624
2023	402
Total	68,827

Except for those disclosed above, the Group did not have any significant capital or other commitments or guarantees as of December 31, 2017 and 2018.